SHARE OPTIONS - Narrative (Details)			1 Months Ended			12 Months Ended
	Nov. 10, 2016 $ / shares shares	Aug. 01, 2016	Nov. 30, 2016	Mar. 31, 2015 shares	Sep. 30, 2010	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance (in shares)				112,880			113,000
Vesting period					3 years
Expected volatility						71.00%
Expected dividends | $						$ 0
Risk-free rate						1.55%
Expected term of share options						5 years
Share based compensation cost | $						$ 80,531	$ 0	$ 0
Compensation costs not yet recognized | $						$ 1,600,000	$ 0
Weighted average recognition period						2 years 10 months 10 days	0 years
Number of options outstanding (in shares)				821,000		84,000		0
Reverse stock split		0.2
2016 Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance (in shares)						700,000
Number of options outstanding (in shares)						700,000
2016 Scheme | Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of scheme			10 years
Term of share options			5 years
Vesting period			3 years
2016 Scheme | Share options | Vesting on first anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate			33.33%
2016 Scheme | Share options | Vesting on second anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate			33.33%
2016 Scheme | Share options | Vesting on third anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate			33.33%
Share options | Senior management | 2016 Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options approved for issuance to senior management (in shares)	700,000
Exercise price (in dollars per share) | $ / shares	$ 4.20